Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Carrying Amount
Assets :
Short-term investments in debt and equity securities	¥ 115,900	[1]	¥ 43,893	[1]
Long-term investments in debt and equity securities	738,212	[1]	506,490	[1]
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	11,687	[1]	9,516	[1]
Total	865,799	[1]	559,899	[1]
Liabilities :
Long-term debt (including due within one year)	31,826	[2]	30,672	[2]
Total	31,826	[2]	30,672	[2]
Fair Value
Assets :
Short-term investments in debt and equity securities	115,974	[1]	43,910	[1]
Long-term investments in debt and equity securities	738,214	[1]	506,551	[1]
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	11,687	[1]	9,516	[1]
Total	865,875	[1]	559,977	[1]
Liabilities :
Long-term debt (including due within one year)	31,834	[2]	30,691	[2]
Total	¥ 31,834	[2]	¥ 30,691	[2]

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2013 and 2014 were ¥9,428 million and ¥11,563 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.